Note 17 - Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Condensed Financial Statements [Table Text Block]
	December 31, 2020		December 31, 2021
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Current assets	2,782	2,824	982	1,059
Non-current assets	37,952	37,980	36,532	36,560
Current liabilities	632	626	657	641
Long-term liabilities	18,637	18,632	18,350	18,346
Net operating revenues	4,955	4,766	6,272	6,068
Net income	1,120	1,142	1,760	1,368
	December 31, 2020		December 31, 2021
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	652	670	880	684
Amortization of Basis Differences	(272)	(273)	(408)	(409)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	380	397	472	275